Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 55,459	$ (68,519)
Biological assets	(62,177)	(41,858)
Inventory	32,787	(8,558)
Prepaid and other current assets	1,748	(11,029)
Accounts payable and accrued liabilities	(21,459)	100,573
Income taxes payable	3,369	(6,306)
Deferred revenue	2,116	(1,588)
Provisions	(4,200)	0
Changes in operating assets and liabilities	$ 7,643	$ (37,285)